Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000004198 | Agnico Eagle Mines Ltd._0
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000004198 | Newmont Corporation_0
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000004198 | Barrick Mining Corporation_0
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000004198 | Ubiquiti, Inc._0
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000004198 | Charter Communications, Inc._0
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000004198 | Campbell's Company (The)_0
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000004198 | Colgate-Palmolive Company_0
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000004198 | InterDigital, Inc._0
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000004198 | Check Point Software Technologies Ltd._0
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000004198 | Exelixis, Inc._0
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000004198 | Warrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000004198 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	49.90%
C000004198 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	104.80%
C000212809 | Agnico Eagle Mines Ltd._0
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000212809 | Newmont Corporation_0
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000212809 | Barrick Mining Corporation_0
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000212809 | Ubiquiti, Inc._0
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000212809 | Charter Communications, Inc._0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000212809 | Campbell's Company (The)_0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000212809 | U.S. Treasury Notes_4.625_2035-02-15
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000212809 | U.S. Treasury Bonds_4.75_2045-02-15
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000212809 | U.S. Treasury Inflation-Protected Notes_1.75_2034-01-15
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000212809 | U.S. Treasury Inflation-Protected Bonds_2.125_2054-02-15
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000212809 | Warrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000212809 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000212809 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	66.40%
C000212809 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000004199 | Agnico Eagle Mines Ltd._0
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000004199 | Newmont Corporation_0
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000004199 | Barrick Mining Corporation_0
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000004199 | U.S. Treasury Notes_4.625_2035-02-15
Holdings [Line Items]
Percent of Net Asset Value	34.70%
C000004199 | U.S. Treasury Bonds_4.75_2045-02-15
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000004199 | U.S. Treasury Inflation-Protected Notes_1.75_2034-01-15
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000004199 | U.S. Treasury Inflation-Protected Notes_2.5_2029-01-15
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000004199 | U.S. Treasury Inflation-Protected Notes_0.125_2030-01-15
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000004199 | U.S. Treasury Notes_2.125_2026-05-31
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000004199 | U.S. Treasury Notes_1.5_2026-08-15
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000004199 | Warrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000004199 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000004199 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000004199 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	72.10%
C000004199 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%